Cover	May 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34917
Entity Registrant Name	ABRDN PRECIOUS METALS BASKET ETF TRUST
Entity Central Index Key	0001483386
Entity Tax Identification Number	27-2780046
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	c/o abrdn ETFs Sponsor LLC
Entity Address, Address Line Two	1900 Market Street
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(844)
Local Phone Number	383-7289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	abrdn Physical Precious Metals Basket Shares ETF
Trading Symbol	GLTR
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false